Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2019	December 31, 2018
Receivable from contracts with customers	105,925	64,923
Receivable from contracts with customers - TI Pool	146,613	161,737
Accrued income	20,815	17,765
Accrued interest	678	750
Deferred charges	19,134	17,473
Deferred fulfillment costs	2,556	2,140
Other receivables	11,407	18,677
Lease receivables	1,802	—
Derivatives	57	—
Total trade and other receivables	308,987	283,465